Condensed Financial Information of Global-Tech - Condensed Balance Sheets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	$ 32,385,376		$ 39,792,733		$ 19,205,184	$ 24,808,596
Available-for-sale investments	17,153		2,006,066
Prepaid expenses	181,224		149,558
Deposits and other assets	5,044,456		769,206
Total current assets	77,345,279	259,760	82,922,677	331,826
Interests in subsidiaries
Available-for-sale investments	1,045,200		1,033,800
Total assets	108,225,843		109,040,009
Current liabilities:
Other accrued liabilities	9,643,638		6,637,851
Total liabilities	31,967,640		28,949,377
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,230,814 and 3,229,314 shares issued as of March 31, 2013 and 2012	129,233		129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued
Additional paid-in capital	85,053,402		84,786,226
Statutory reserves	1,238,361
Accumulated deficit	(15,932,941)		(9,690,526)
Accumulated other comprehensive income	10,709,740		9,697,445
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2013 and 2012	(4,663,321)		(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	76,534,474		80,258,997
Non-controlling interests	(276,271)		(168,365)
Total equity	76,258,203		80,090,632		76,337,459	77,735,745
Total liabilities and shareholders' equity	108,225,843		109,040,009
Global-Tech [Member]
Current assets:
Cash and cash equivalents	19,405,865		21,984,305		11,127,701	2,032,788
Available-for-sale investments			2,000,000
Prepaid expenses	46,903		43,210
Deposits and other assets	40,087		24,723
Total current assets	19,492,855		24,052,238
Interests in subsidiaries	55,812,262		55,206,077
Available-for-sale investments	1,045,200		1,033,800
Total assets	76,350,317		80,292,115
Current liabilities:
Other accrued liabilities	92,114		201,483
Total liabilities	92,114		201,483
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,230,814 and 3,229,314 shares issued as of March 31, 2013 and 2012	129,233		129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued
Additional paid-in capital	85,053,402		84,786,226
Statutory reserves	1,238,361
Accumulated deficit	(15,932,941)		(9,690,526)
Accumulated other comprehensive income	10,709,740		9,697,445
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2013 and 2012	(4,663,321)		(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	76,534,474		80,258,997
Non-controlling interests	(276,271)		(168,365)
Total equity	76,258,203		80,090,632
Total liabilities and shareholders' equity	$ 76,350,317		$ 80,292,115